Derivative Financial Instruments - Summary of Derivative Financial Instruments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Mar. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Interest rate lock commitments	$ 8.8	$ 1.5	$ 35.8